SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 234,449	$ 146,598	$ 108,443
Less: accumulated depreciation	(81,534)	(51,173)	(22,870)
TOTAL PROPERTY AND EQUIPMENT, NET	152,915	95,425	85,573
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	94,751	58,443	58,443
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	115,784	50,000	50,000
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 23,914	$ 38,155